SUBSEQUENT EVENTS (Details) - Subsequent events - USD ($)	Sep. 19, 2024	Sep. 16, 2024	Aug. 23, 2024
2022 Share Incentive Plan
SUBSEQUENT EVENTS
Number of shares issued			16,000,000
Westwood
SUBSEQUENT EVENTS
Number of shares issued	700,000
Maximum value of shares sold		$ 350,000